Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Operating expenses	$ 934,988	$ 7,670	$ 507,768	$ 17,913
General and administrative expenses	699,830	5,505	507,768	17,913
Accrued expense	1,870,593		1,379,922
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Operating expenses	24,993	$ 7,670	11,385	$ 20,388
Chief Executive Officer [Member] | Service [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
General and administrative expenses			$ 500,000
Former Parent [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Accrued expense	$ 374,473